Investments in Associates and Other Companies (Details) - Schedule of activity with respect to investments in other companies - CLP ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Schedule of Activity with Respect to Investments in Other Companies [Abstract]
Opening balance as of January 1,	$ 37,694	$ 12,987	$ 10,177
Acquisition of investments		27,233
Sale of investments		(136)	(20)
Participation in income	10,310	(475)	1,388
Dividends received	526	506	508
Other adjustments	(1,944)	(2,421)	934
Closing balances as of December 31,	$ 46,586	$ 37,694	$ 12,987